Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2023	2022
	US$	US$
Bank balances	6,748,115	5,286,991